MILLER INVESTMENT TRUST

Miller Convertible Bond Fund

Incorporated herein by reference is the definitive version of the prospectus for Miller Convertible Bond Fund filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on February 3, 2014 (SEC Accession No. 0000910472-14-000367).